Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,819,639.21

Principal:
Principal Collections	$19,919,388.40
Prepayments in Full	$10,477,218.96
Liquidation Proceeds	$378,030.57
Recoveries	$105,127.64
Sub Total	$30,879,765.57
Collections	$32,699,404.78

Purchase Amounts:
Purchase Amounts Related to Principal	$372,670.58
Purchase Amounts Related to Interest	$1,836.14
Sub Total	$374,506.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,073,911.50

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,073,911.50
Servicing Fee	$539,131.30	$539,131.30	$0.00	$0.00	$32,534,780.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,534,780.20
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,534,780.20
Interest - Class A-3 Notes	$346,885.70	$346,885.70	$0.00	$0.00	$32,187,894.50
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$32,050,731.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,050,731.50
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$31,972,998.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,972,998.58
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$31,916,172.58
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,916,172.58
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$31,843,824.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,843,824.66
Regular Principal Payment	$29,056,848.25	$29,056,848.25	$0.00	$0.00	$2,786,976.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,786,976.41
Residual Released to Depositor	$0.00	$2,786,976.41	$0.00	$0.00	$0.00
Total		$33,073,911.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,056,848.25
Total					$29,056,848.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,056,848.25	$57.61	$346,885.70	$0.69	$29,403,733.95	$58.30
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$29,056,848.25	$18.05	$690,955.54	$0.43	$29,747,803.79	$18.48

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$392,700,789.29	0.7785503	$363,643,941.04	0.7209436
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$608,700,789.29	0.3780985	$579,643,941.04	0.3600497

Pool Information
Weighted Average APR	3.337%	3.333%
Weighted Average Remaining Term	37.16	36.36
Number of Receivables Outstanding	42,794	41,590
Pool Balance	$646,957,564.26	$615,484,880.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$610,037,325.71	$580,508,387.21
Pool Factor	0.3865744	0.3677686

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$9,232,273.21
Yield Supplement Overcollateralization Amount	$34,976,493.37
Targeted Overcollateralization Amount	$35,840,939.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$35,840,939.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		136	$325,375.17
(Recoveries)		98	$105,127.64
Net Loss for Current Collection Period			$220,247.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4085%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4834%
Second Prior Collection Period			0.9914%
Prior Collection Period			0.5718%
Current Collection Period			0.4187%
Four Month Average (Current and Prior Three Collection Periods)			0.6163%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,569	$8,148,321.40
(Cumulative Recoveries)			$759,080.72
Cumulative Net Loss for All Collection Periods			$7,389,240.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4415%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,283.08
Average Net Loss for Receivables that have experienced a Realized Loss			$2,070.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.34%	443	$8,227,522.78
61-90 Days Delinquent	0.21%	68	$1,314,297.55
91-120 Days Delinquent	0.07%	21	$454,460.40
Over 120 Days Delinquent	0.10%	31	$607,423.80
Total Delinquent Receivables	1.72%	563	$10,603,704.53

Repossession Inventory:
Repossessed in the Current Collection Period		33	$747,921.35
Total Repossessed Inventory		53	$1,266,943.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2423%
Prior Collection Period			0.2570%
Current Collection Period			0.2885%
Three Month Average			0.2626%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer